Income Taxes - Reconciliations of Statutory U.S. Federal Income Tax Rates to Our Effective Tax Rate for Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Statutory rate	35.00%	35.00%	35.00%
State tax, net of federal benefit	0.10%	0.80%	1.60%
Non-deductible goodwill			4.70%
Other, net	(0.50%)	(0.50%)	(0.70%)
Effective tax rate	34.60%	35.30%	40.60%